Note 10 - Share-based Payments (Tables)	9 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (Yrs)
Outstanding as at January 1, 201 8	3,999,000	0.21	2.77
Forfeited	(113,000)	0..23
Outstanding as at September 30, 201 8	3,886,000	$0.21	2.51
Granted	2,920,000	0.07
Expired	(2,000)	0.23
Outstanding as at December 31, 201 8	6,804,000	$0.21	2.77
Granted	1,050,000	0.08
Forfeited	(1,092,000)	0.22
Outstanding as at Sep tember 30 , 201 9	6,762,000	$0.13	1.77
Options exercisable as at September 30, 201 8	3,549,125	$0.21
Options exe rcisable as at December 31, 201 8	4,566,000	$0.19
Options exercisable as at September 30, 201 9	6,187,000	$0.13